Expense Example - Allspring Ultra Short Municipal ETF - Ultra Short Municipal ETF - Allspring Ultra Short Municipal ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	$ 243